Business Combination (Details Narrative) - Neighborhood Fuel, Inc [Member] - Asset Purchase Agreement [Member]	Feb. 19, 2020 USD ($)
Payments to initial public offering	$ 750,000
Business combination valuation costs	35,000,000
First Seller [Member]
Payments to initial public offering	750,000
Seller [Member]
Payments to initial public offering	$ 750,000